Label	Element	Value
COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COPLEY FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate net long-term capital gains and dividend income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.25% of the average value of its portfolio. This higher than usual turnover rate was the result of the Fund rebalancing the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.25%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Fund’s operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 90% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests in stocks from a variety of industries included in the energy, communication, technology, financial, pharmaceutical, insurance, retail and pipeline sectors.

Risk [Heading]	rr_RiskHeading	Principal Characteristics and Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund invests primarily in equity securities that fluctuate in value. Political and economic news and events can influence market wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry.
The net asset value (NAV) of the Fund would be adversely affected if the Fund were to be held liable for any federal accumulated earnings tax. See “Accumulated Earnings Tax” on page 8. The Fund is not a regulated investment company (RIC). Hence, it is liable for taxes which are payable from Fund assets. Loss of money is a risk of investing in the Fund.
The Copley Fund Inc.’s fiscal year ended February 28, 2022 ended on a high note. The Fund recovered significantly from the drop in value of its portfolio at the depths of the COVID-19 pandemic. However, during the following five months, the financial markets have suffered for a variety of factors. In addition of COVID-19, this past year has brought us other major problems. Beyond its horrific human costs, the war in Ukraine has caused, and is continuing to cause, devastating damage to infrastructure and has exacerbated supply chain issues, contributing to turbulent economic and financial markets. Inflation has risen to levels not seen in decades; the uncertain efforts by the Federal Reserve Bank to deal with inflation, and even less certainty about the effects of those efforts, are additional unsettling factors. Rising tensions in the Middle East and with China also have contributed to the uncertainty and instability of all financial markets. All of this continues, with no clear end in sight. Despite our continued adherence to the disciplined, focused investment strategy which has been the Fund’s basis since inception, the Fund’s portfolio was significantly adversely affected by the above factors.
In addition to general financial market conditions, the Fund’s performance is affected by interest rates for two reasons. First of all, the companies in which the Fund invests tend to be capitalized with significant debt. As a result, their earnings are affected by increases or decreases in the costs of borrowing. Second of all, many of the companies in which the Fund invests pay relatively high dividends. Some investors who look for high returns have the alternative of buying equities which pay dividends or debt instruments which pay interest. As interest rates rise or fall, equity investments can become less or more attractive as alternate investments. We cannot predict how any of the above considerations may change, or have greater or lesser influence on investors’ decisions in light of the continuing turmoil in the financial markets.
During these difficult times, the Fund, its Investment Advisor, Copley Financial Services Corp. (“CFSC”), and its sub-advisor, DCM Advisors, LLC (“DCM”), have striven to maintain the disciplined and focused investment policies which have been the Fund’s strategy since its inception. This strategy has been successful over the course of the Fund’s existence and was successful during the year ended February 28, 2022 in which the Fund’s net asset value increased from $134.92 per share to $141.96 per share at February 28, 2022. We continue to monitor the financial markets and the effects on the Fund’s portfolio and will adjust its holdings as we think appropriate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.
The Fund’s past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Figure 1
During the ten-year period shown in the above chart, the highest quarterly return was 11.85% (for the quarter ended March 31, 2018) and the lowest quarterly return was (17.96)% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.96%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Fund’s average annual returns (after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2021. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.
After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	* The Fund has a policy not to make distributions.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2021
COPLEY FUND INC /NV/ | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.55%
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Net taxes	rr_Component1OtherExpensesOverAssets	1.21%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.37%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,761
Annual Return 2012	rr_AnnualReturn2012	4.89%
Annual Return 2013	rr_AnnualReturn2013	18.08%
Annual Return 2014	rr_AnnualReturn2014	14.24%
Annual Return 2015	rr_AnnualReturn2015	(1.98%)
Annual Return 2016	rr_AnnualReturn2016	15.55%
Annual Return 2017	rr_AnnualReturn2017	9.68%
Annual Return 2018	rr_AnnualReturn2018	15.65%
Annual Return 2019	rr_AnnualReturn2019	25.28%
Annual Return 2020	rr_AnnualReturn2020	1.34%
Annual Return 2021	rr_AnnualReturn2021	18.40%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.82%

[1]	The components of net tax expense consists of tax expense $2,805,347, or 2.93% of average net assets, and tax benefit of $1,647,945, or 1.72% of average net assets.
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to waive $60,000 of its fee per annum. This agreement is effective through February 28, 2023.
[3]	In comparing the Copley Fund to other mutual, funds investors should consider the Fund’s unique tax characteristics related to the accrual of deferred taxes. Please see “Accumulated Earnings Tax” and “Tax on Unrealized Appreciation” on pages 8 and 9, respectively. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund’s total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.16%.